Investment Objectives and Goals - U.S. Equity Haven ETF	Nov. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	U.S. EQUITY HAVEN ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The U.S. Equity Haven ETF (the “Fund”) seeks to achieve long-term capital growth.